Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Future Minimum Payments on Leases

The future minimum payments on operating leases for each of the next five years and in the aggregate amount to the following:

2020	$65,112
2021	66,285
2022	67,313
2023	40,157
2024	30,741
Thereafter	7,742
Total lease payments	277,350
Less: present value discount	(52,382)
Total operating lease liabilities	$224,968

Schedule of Payments on Finance Lease Obligation

Approximate payments to be made on these finance lease obligations are as follows:

2020	$91,959
2021	84,332
2022	78,381
2023	80,920
2024	67,832
Thereafter	11,495

Finance lease obligation	414,919
Less: amounts representing interest	31,372
Less: current maturities of finance lease obligations	75,743

Finance lease obligations, non-current	$307,804